Document And Entity Information	Jun. 08, 2023
Document Information [Line Items]
Entity, Registrant Name	Jones Soda Co.
Document, Type	8-K
Document, Period End Date	Jun. 08, 2023
Entity, Incorporation, State or Country Code	WA
Entity, File Number	0-28820
Entity, Tax Identification Number	52-2336602
Entity, Address, Address Line One	4786 1st Avenue South, Suite 103
Entity, Address, City or Town	Seattle
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98134
City Area Code	206
Local Phone Number	624-3357
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001083522